Grizzly Short Fund
Schedule of Investments
December 31, 2021 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 80.13%
Money Market Funds - 80.13%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (a)(b)	53,672,159	$53,672,159
TOTAL SHORT-TERM INVESTMENTS (Cost $53,672,159)		$53,672,159

Total Investments (Cost $53,672,159) - 80.13%		$53,672,159
Other Assets in Excess of Liabilities - (b) 19.87%		13,310,149
TOTAL NET ASSETS - 100.00%		$66,982,308

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day effective yield as of December 31, 2021.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
December 31, 2021 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 74.08%
Aerospace & Defense - 2.55%
The Boeing Co.	3,159	$635,970
HEICO Corp.	2,542	366,607
TransDigm Group, Inc.	1,113	708,180
		1,710,757
Airlines - 0.52%
United Airlines Holdings, Inc.	8,025	351,334

Auto Components - 0.42%
Visteon Corp.	2,526	280,740

Automobiles - 1.23%
Ferrari NV (b)	3,178	822,530

Banks - 0.52%
Independent Bank Corp.	4,240	345,687

Beverages - 1.46%
The Boston Beer Co., Inc. - Class A	653	329,831
Brown-Forman Corp. - Class B	8,905	648,818
		978,649
Biotechnology - 0.77%
Seagen, Inc.	3,337	515,900

Building Products - 0.61%
Trex Co., Inc.	3,019	407,656

Capital Markets - 2.94%
CME Group, Inc. - Class A	3,337	762,371
Credit Suisse Group AG - ADR	64,170	618,599
MarketAxess Holdings, Inc.	1,428	587,293
		1,968,263
Chemicals - 4.85%
Air Products and Chemicals, Inc.	2,224	676,674
Ashland Global Holdings, Inc.	3,084	332,023
Ecolab, Inc.	3,178	745,527
International Flavors & Fragrances, Inc.	5,084	765,905
RPM International, Inc.	3,616	365,216
The Scotts Miracle-Gro Co.	2,240	360,640
		3,245,985
Commercial Services & Supplies - 3.51%
Cintas Corp.	1,747	774,218
MillerKnoll, Inc.	7,950	311,561
MSA Safety, Inc.	2,065	311,732
Ritchie Bros Auctioneers, Inc. (b)	5,402	330,656
Rollins, Inc.	18,108	619,475
		2,347,642
Consumer Finance - 0.40%
Green Dot Corp.	7,307	264,806

Containers & Packaging - 1.05%
Ball Corp.	7,307	$703,445

Diversified Consumer Services - 0.42%
Bright Horizons Family Solutions, Inc.	2,224	279,957

Electric Utilities - 1.28%
PG&E Corp.	70,367	854,255

Electrical Equipment - 0.79%
Plug Power, Inc.	10,930	308,554
Sunrun, Inc.	6,512	223,361
		531,915
Energy Equipment & Services - 1.03%
Baker Hughes, a GE Co. - Class A	28,740	691,484

Entertainment - 2.01%
Spotify Technology SA (b)	2,701	632,115
Take-Two Interactive Software, Inc.	4,029	716,034
		1,348,149
Food & Staples Retailing - 1.02%
Sysco Corp.	8,739	686,448

Food Products - 1.87%
Freshpet, Inc.	2,493	237,508
Hormel Foods Corp.	13,820	674,554
TreeHouse Foods, Inc.	8,418	341,182
		1,253,244
Health Care Equipment & Supplies - 2.50%
Insulet Corp.	2,542	676,350
Outset Medical, Inc.	7,434	342,633
STERIS PLC	2,704	658,181
		1,677,164
Health Care Providers & Services - 0.38%
Guardant Health, Inc.	2,542	254,251

Health Care Technology - 1.40%
Teladoc Health, Inc.	4,447	408,324
Veeva Systems, Inc. - Class A	2,065	527,566
		935,890
Hotels, Restaurants & Leisure - 5.36%
Aramark	9,531	351,217
DraftKings, Inc. - Class A	13,501	370,873
Hyatt Hotels Corp. - Class A	4,447	426,467
Las Vegas Sands Corp.	18,903	711,509
Planet Fitness, Inc. - Class A	4,129	374,005
Royal Caribbean Cruises, Ltd.	8,736	671,798
Wingstop, Inc.	2,383	411,783
Wynn Resorts, Ltd.	3,178	270,257
		3,587,909
Household Products - 2.04%
Kimberly-Clark Corp.	4,925	703,881
The Clorox Co.	3,811	664,486
		1,368,367
Independent Power and Renewable Electricity Producers - 0.58%
Ormat Technologies, Inc.	4,925	390,552

Industrial Conglomerates - 1.05%
Roper Technologies, Inc.	1,428	$702,376

Insurance - 0.96%
Erie Indemnity Co. - Class A	1,743	335,806
Goosehead Insurance, Inc. - Class A	2,383	309,981
		645,787
Interactive Media & Services - 1.80%
Match Group, Inc.	4,447	588,116
ZoomInfo Technologies, Inc.	9,612	617,090
		1,205,206
Internet & Direct Marketing Retail - 1.53%
Amazon.com, Inc.	159	530,160
Farfetch, Ltd. - Class A (b)	7,071	236,384
Fiverr International, Ltd. (b)	2,292	260,600
		1,027,144
IT Services - 5.44%
BigCommerce Holdings, Inc.	5,717	202,210
Block, Inc. - Class A	2,383	384,879
MongoDB, Inc.	1,269	671,745
Okta, Inc. - Class A	3,019	676,769
Repay Holdings Corp.	14,930	272,771
Snowflake, Inc.	2,224	753,380
Twilio, Inc. - Class A	2,594	683,104
		3,644,858
Leisure Products - 0.42%
YETI Holdings, Inc.	3,428	283,941

Life Sciences Tools & Services - 1.03%
Illumina, Inc.	1,808	687,836

Machinery - 1.05%
Illinois Tool Works, Inc.	2,847	702,640

Metals & Mining - 0.92%
Franco-Nevada Corp. (b)	4,447	614,976

Oil, Gas & Consumable Fuels - 0.38%
New Fortress Energy, Inc.	10,641	256,874

Pharmaceuticals - 1.56%
AstraZeneca PLC - ADR	12,706	740,124
Viatris, Inc.	22,396	303,018
		1,043,142
Professional Services - 1.45%
Clarivate PLC (b)	14,615	343,745
CoStar Group, Inc.	7,941	627,577
		971,322
Real Estate Investment Trusts (REITs) - 5.27%
Alexandria Real Estate Equities, Inc.	3,220	717,931
Americold Realty Trust	8,577	281,240
Digital Realty Trust, Inc.	4,129	730,296
Equinix, Inc.	954	806,931
Equity Commonwealth	12,232	316,809
Realty Income Corp.	9,372	670,942
		3,524,149
Road & Rail - 0.86%
Uber Technologies, Inc.	13,810	$579,053

Semiconductors & Semiconductor Equipment - 0.64%
Wolfspeed, Inc.	3,811	425,955

Software - 7.20%
Alteryx, Inc. - Class A	4,288	259,424
Appfolio, Inc. - Class A	2,834	343,084
Coupa Software, Inc.	1,269	200,565
Guidewire Software, Inc.	3,016	342,407
nCino, Inc.	5,243	287,631
Pegasystems, Inc.	2,964	331,435
Q2 Holdings, Inc.	4,301	341,671
RingCentral, Inc. - Class A	2,860	535,821
Splunk, Inc.	4,129	477,808
The Trade Desk, Inc. - Class A	6,444	590,528
Unity Software, Inc.	3,207	458,569
Zoom Video Communications, Inc. - Class A	3,564	655,455
		4,824,398
Textiles, Apparel & Luxury Goods - 1.01%
VF Corp.	9,207	674,137
TOTAL COMMON STOCKS (Proceeds $51,585,472)		$49,616,773

INVESTMENT COMPANIES - 22.39%
Exchange Traded Funds - 22.39%
Consumer Discretionary Select Sector SPDR Fund	10,258	$2,097,146
Consumer Staples Select Sector SPDR Fund	13,855	1,068,359
Industrial Select Sector SPDR Fund	18,342	1,940,767
Invesco QQQ Trust Series 1	5,402	2,149,186
iShares Expanded Tech-Software Sector ETF	3,652	1,452,218
iShares S&P 100 ETF	12,258	2,686,095
SPDR S&P 500 ETF Trust	2,419	1,148,928
Utilities Select Sector SPDR Fund	34,310	2,455,910
TOTAL INVESTMENT COMPANIES (Proceeds $13,899,381)		$14,998,609

TOTAL SECURITIES SOLD SHORT
(Proceeds $65,484,853) - 96.47%		$64,615,382

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund

Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2021:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$53,672,159	$–	$–	$53,672,159
Total Investments in Securities	$53,672,159	$–	$–	$53,672,159

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$49,616,773	$–	$–	$49,616,773
Exchange Traded Funds	14,998,609	–	–	14,998,609
Total Securities Sold Short	$64,615,382	$–	$–	$64,615,382

The Fund did not invest in any Level 3 securities during the period.